Other non-current assets	12 Months Ended
Dec. 31, 2025
Other Noncurrent Assets [Abstract]
Note 9 - Other non-current assets
Note 9 – Other non-current assets

As of December 31
2025	2024
$ millions	$ millions

Surplus in employees' defined benefit plans (1)	161	134
Non-current inventories	85	77
Derivative designated as a cash flow hedge	53	3
Long term deposits	9	8
Receivables from equity-accounted investees sale	8	9
Investments in equity-accounted investees	3	3
Other	10	27
	329	261

(1)	See Note 16.